UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Small Cap Value Fund

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 15.7%
Auto Components 2.0%
Aftermarket Technology Corp.*	58,300	2,012,516
Cooper Tire & Rubber Co.	133,500	2,974,380

		4,986,896
Distributors 0.3%
Building Materials Holding Corp. (a)	74,000	581,640
Core-Mark Holding Co., Inc.*	8,300	288,010

		869,650
Hotels Restaurants & Leisure 2.5%
AFC Enterprises, Inc.*	31,300	417,855

Bob Evans Farms, Inc.	6,400	180,352
CEC Entertainment, Inc.*	22,200	661,560
Domino's Pizza, Inc.	59,100	912,504
Papa John's International, Inc.*	114,400	2,665,520
Ruby Tuesday, Inc.	98,300	1,569,851

		6,407,642
Household Durables 1.7%
American Greetings Corp. "A"	96,500	2,541,810
Blyth, Inc.	37,200	710,148
CSS Industries, Inc.	9,400	372,240
Hooker Furniture Corp.	32,100	691,434

		4,315,632
Internet & Catalog Retail 0.3%
FTD Group, Inc.	58,000	814,900
Leisure Equipment & Products 1.8%
JAKKS Pacific, Inc.*	48,400	1,282,600
Polaris Industries, Inc. (a)	67,300	3,309,814

		4,592,414
Media 1.7%
Entercom Communications Corp. "A"	13,000	241,150
Lee Enterprises, Inc.	4,200	67,410
Lin TV Corp. "A"*	36,100	525,977
RCN Corp.*	12,200	178,120
Scholastic Corp.*	81,700	3,233,686

		4,246,343
Specialty Retail 4.3%
Brown Shoe Co., Inc.	39,400	803,760
Cato Corp. "A"	7,300	146,584
Charming Shoppes, Inc.*	115,600	857,752
Collective Brands, Inc.*	129,800	2,400,002
Dress Barn, Inc.* (a)	158,600	2,599,454
Finish Line, Inc. "A"	169,900	637,125
Hot Topic, Inc.*	76,200	583,692
Rent-A-Center, Inc.*	191,000	3,056,000

		11,084,369
Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	9,800	294,882
Oxford Industries, Inc.	3,200	82,912
Perry Ellis International, Inc.*	46,250	1,073,000
Wolverine World Wide, Inc.	49,150	1,260,206

		2,711,000
Consumer Staples 4.2%
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	13,600	387,600
Spartan Stores, Inc.	83,900	1,865,097

		2,252,697
Food Products 3.1%
Cal-Maine Foods, Inc. (a)	36,300	869,022
Flowers Foods, Inc.	84,537	1,854,742
Fresh Del Monte Produce, Inc.	36,800	1,335,104
Imperial Sugar Co. (a)	42,300	1,090,917
Sanderson Farms, Inc. (a)	73,000	2,540,400

Seaboard Corp.	100	163,200

		7,853,385
Personal Products 0.2%
Elizabeth Arden, Inc.*	19,100	475,590
Energy 5.4%
Energy Equipment & Services 2.0%
Grey Wolf, Inc.*	466,000	2,623,580
GulfMark Offshore, Inc.*	14,300	666,094
Parker Drilling Co.*	96,400	813,616
Pioneer Drilling Co.*	31,000	377,580
Trico Marine Services, Inc.* (a)	16,300	528,935

		5,009,805
Oil, Gas & Consumable Fuels 3.4%
Comstock Resources, Inc.*	84,100	3,073,855
Edge Petroleum Corp.*	98,900	898,012
Mariner Energy, Inc.*	32,100	802,500
McMoRan Exploration Co.* (a)	27,000	328,860
Swift Energy Co.*	75,600	3,585,708

		8,688,935
Financials 28.6%
Capital Markets 1.6%
Apollo Investment Corp.	102,738	2,136,950
Capital Southwest Corp.	1,500	183,240
Gladstone Capital Corp. (a)	6,300	118,629
MCG Capital Corp.	50,000	700,500
Prospect Capital Corp. (a)	61,711	903,449

		4,042,768
Commercial Banks 7.4%
BancFirst Corp.	7,000	318,080
Banco Latinoamericano de Exportaciones SA "E"	22,800	443,916
Central Pacific Financial Corp.	5,100	114,393
Citizens Republic Bancorp., Inc. (a)	155,300	2,363,666
City Bank (a)	7,800	186,810
City Holding Co.	4,100	155,021
Columbia Banking System, Inc.	4,800	149,136
Community Bancorp.*	5,200	105,404
First Midwest Bancorp., Inc.	11,300	380,584
FirstMerit Corp.	98,600	2,090,320
Glacier Bancorp., Inc.	11,600	235,944
Hancock Holding Co. (a)	41,800	1,589,654
IBERIABANK Corp.	5,850	289,985
International Bancshares Corp.	10,700	233,902
MB Financial, Inc. (a)	13,500	450,090
National Penn Bancshares, Inc. (a)	8,600	144,996
Pacific Capital Bancorp.	130,166	2,698,341
Park National Corp.	1,000	79,260
Provident Bankshares Corp.	24,500	604,415
Sandy Spring Bancorp., Inc.	9,250	274,910
Sterling Financial Corp. - Washington	130,300	2,931,750
Susquehanna Bancshares, Inc.	33,800	681,746
Trustmark Corp.	5,300	143,047
UMB Financial Corp.	27,570	1,157,940
United Bankshares, Inc.	31,200	945,360

		18,768,670

Consumer Finance 0.6%
CompuCredit Corp.* (a)	78,200	1,558,526
Insurance 5.8%
Aspen Insurance Holdings Ltd.	154,900	4,238,064
LandAmerica Financial Group, Inc. (a)	36,200	1,005,998
Max Capital Group Ltd.	43,400	1,227,786
Navigators Group, Inc.*	25,900	1,561,770
Odyssey Re Holdings Corp.	24,600	914,628
Platinum Underwriters Holdings Ltd.	72,600	2,613,600
Safety Insurance Group, Inc.	39,000	1,402,440
Seabright Insurance Holdings*	56,000	934,080
Security Capital Assurance Ltd. (a)	32,000	419,840
Selective Insurance Group, Inc.	24,000	583,440

		14,901,646
Real Estate Investment Trusts 8.5%
Alexandria Real Estate Equities, Inc. (REIT)	11,500	1,186,110
American Financial Realty Trust (REIT)	54,400	366,656
Anthracite Capital, Inc. (REIT) (a)	76,100	633,152
Ashford Hospitality Trust (REIT)	72,700	715,368
BioMed Realty Trust, Inc. (REIT)	24,100	575,749
Corporate Office Properties Trust (REIT)	6,200	256,246
DCT Industrial Trust, Inc. (REIT)	67,900	728,567
Education Realty Trust, Inc. (REIT)	54,200	701,348
Entertainment Properties Trust (REIT)	11,200	614,544
Equity One, Inc. (REIT)	34,700	908,446
First Industrial Realty Trust, Inc. (REIT) (a)	22,900	933,175
Healthcare Realty Trust, Inc. (REIT)	42,400	1,121,056
Home Properties, Inc. (REIT)	7,700	395,934
Inland Real Estate Corp. (REIT)	27,600	411,240
LaSalle Hotel Properties (REIT)	33,100	1,367,692
Lexington Realty Trust (REIT) (a)	58,900	1,165,631
Maguire Properties, Inc. (REIT)	21,400	583,150
National Retail Properties, Inc. (REIT)	25,500	646,425
Nationwide Health Properties, Inc. (REIT) (a)	26,000	811,720
Pennsylvania Real Estate Investment Trust (REIT) (a)	26,900	1,026,235
Potlatch Corp. (REIT)	14,900	710,134
Realty Income Corp. (REIT) (a)	38,600	1,140,244
Redwood Trust, Inc. (REIT) (a)	19,300	508,555
Senior Housing Properties Trust (REIT)	26,700	598,614
Sovran Self Storage, Inc. (REIT)	21,100	998,241
Strategic Hotels & Resorts, Inc. (REIT)	51,900	1,133,496
Sunstone Hotel Investors, Inc. (REIT)	42,000	1,168,020
U-Store-It Trust (REIT)	20,200	260,580

		21,666,328
Thrifts & Mortgage Finance 4.7%
Anchor BanCorp. Wisconsin, Inc. (a)	9,300	228,780
BankUnited Financial Corp. "A" (a)	217,400	1,876,162
Berkshire Hills Bancorp., Inc.	4,400	122,628
Corus Bankshares, Inc. (a)	288,800	3,182,576
Downey Financial Corp. (a)	63,000	2,565,990
Federal Agricultural Mortgage Corp. "C"	5,500	161,425
FirstFed Financial Corp.* (a)	61,900	2,648,082
Franklin Bank Corp.* (a)	33,600	259,728
Ocwen Financial Corp.* (a)	44,800	334,208

WSFS Financial Corp.	8,200	472,812

		11,852,391
Health Care 5.2%
Health Care Providers & Services 3.6%
Apria Healthcare Group, Inc.*	148,100	3,579,577
Centene Corp.*	91,500	2,134,695
Healthspring, Inc.*	33,600	705,600
Magellan Health Services, Inc.*	66,900	2,816,490

		9,236,362
Life Sciences Tools & Services 0.6%
Albany Molecular Research, Inc.*	22,900	414,261
Cambrex Corp.	100,500	1,144,695

		1,558,956
Pharmaceuticals 1.0%
Alpharma, Inc. "A"*	68,000	1,402,160
Perrigo Co.	49,200	1,166,532

		2,568,692
Industrials 13.9%
Aerospace & Defense 1.6%
Cubic Corp.	22,800	1,026,000
Esterline Technologies Corp.*	53,100	2,908,818

		3,934,818
Airlines 2.1%
Alaska Air Group, Inc.*	136,300	3,462,020
Republic Airways Holdings, Inc.*	43,100	917,599
SkyWest, Inc.	31,800	867,822

		5,247,441
Building Products 0.8%
American Woodmark Corp. (a)	26,600	674,576
NCI Building Systems, Inc.*	36,500	1,430,070

		2,104,646
Commercial Services & Supplies 1.3%
CDI Corp.	4,700	129,532
Deluxe Corp.	81,100	3,271,574

		3,401,106
Construction & Engineering 2.6%
EMCOR Group, Inc.*	110,200	3,794,186
Integrated Electrical Services, Inc.*	13,000	303,030
Perini Corp.*	45,100	2,586,485

		6,683,701
Electrical Equipment 2.5%
A.O. Smith Corp.	14,000	523,460
Acuity Brands, Inc.	46,700	2,232,260
Encore Wire Corp. (a)	58,100	1,220,100
LSI Industries, Inc.	14,900	281,610
Regal-Beloit Corp.	3,400	166,736
Superior Essex, Inc.*	54,100	1,798,825

		6,222,991
Industrial Conglomerates 0.5%
Tredegar Corp.	68,100	1,186,302
Machinery 1.4%
Actuant Corp. "A"	6,400	441,472

Cascade Corp.	17,600	1,108,448
Greenbrier Companies, Inc. (a)	76,500	2,043,315

		3,593,235
Marine 0.1%
TBS International Ltd. "A"*	4,700	295,348
Road & Rail 1.0%
Dollar Thrifty Automotive Group, Inc.*	62,700	2,163,150
Marten Transport Ltd.*	29,800	423,756
MascoTech, Inc.* (Escrow Shares)	90,800	0

		2,586,906
Information Technology 11.2%
Communications Equipment 1.2%
Dycom Industries, Inc.*	3,000	84,750
Plantronics, Inc.	106,400	2,910,040

		2,994,790
Computers & Peripherals 1.1%
Emulex Corp.*	128,500	2,783,310
Electronic Equipment & Instruments 1.1%
Agilysys, Inc.	86,100	1,489,530
Park Electrochemical Corp.	17,700	554,364
Technitrol, Inc.	22,900	673,489

		2,717,383
Internet Software & Services 1.6%
EarthLink, Inc.*	138,900	1,098,699
InfoSpace, Inc.	40,200	777,066
RealNetworks, Inc.*	63,300	459,558
S1 Corp.*	19,100	160,822
SAVVIS, Inc.*	14,300	540,254
United Online, Inc. (a)	57,900	1,019,040

		4,055,439
IT Services 2.5%
CSG Systems International, Inc.*	55,000	1,129,150
ManTech International Corp. "A"*	61,000	2,425,360
MAXIMUS, Inc.	7,900	378,568
SAIC, Inc.*	126,300	2,489,373

		6,422,451
Semiconductors & Semiconductor Equipment 2.8%
DSP Group, Inc.*	10,200	161,058
Photronics, Inc.*	117,600	1,286,544
RF Micro Devices, Inc.* (a)	378,000	2,351,160
Skyworks Solutions, Inc.*	149,400	1,377,468
Standard Microsystems Corp.*	3,900	152,100
Zoran Corp.*	70,100	1,787,550

		7,115,880
Software 0.9%
JDA Software Group, Inc.*	95,900	2,393,664
Materials 6.3%
Chemicals 2.7%
Arch Chemicals, Inc.	9,200	419,704
CF Industries Holdings, Inc.	49,900	4,386,210
Innospec, Inc.	31,800	677,022
PolyOne Corp.*	24,600	196,554

Spartech Corp.	86,900	1,335,653

		7,015,143
Containers & Packaging 2.0%
Rock-Tenn Co. "A" (a)	108,100	3,152,196
Silgan Holdings, Inc.	34,200	1,866,294

		5,018,490
Metals & Mining 0.7%
Worthington Industries, Inc.	67,100	1,677,500
Paper & Forest Products 0.9%
Buckeye Technologies, Inc.*	130,400	2,336,768
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.3%
Alaska Communications Systems Group, Inc. (a)	184,500	3,001,815
Atlantic Tele-Network, Inc.	22,400	804,384
Cincinnati Bell, Inc.*	164,100	889,422
General Communication, Inc. "A"*	39,300	460,989
Premiere Global Services, Inc.*	44,800	738,304

		5,894,914
Wireless Telecommunication Services 0.5%
USA Mobility, Inc.*	85,200	1,332,528
Utilities 4.6%
Electric Utilities 1.5%
ALLETE, Inc. (a)	34,900	1,524,781
Portland General Electric Co.	79,300	2,232,295

		3,757,076
Gas Utilities 2.3%
New Jersey Resources Corp.	27,150	1,337,137
Northwest Natural Gas Co.	45,600	2,196,552
South Jersey Industries, Inc.	9,700	364,332
Southwest Gas Corp.	48,300	1,437,408
WGL Holdings, Inc.	20,200	685,184

		6,020,613
Multi-Utilities 0.8%
Avista Corp.	17,700	390,285
Black Hills Corp. (a)	36,900	1,639,098

		2,029,383

Total Common Stocks (Cost $245,859,118)		249,285,423
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 3.70%**, 1/17/2008 (b) (Cost $664,698)	670,000	664,535
	Shares	Value ($)

Securities Lending Collateral 15.6%
Daily Assets Fund Institutional, 5.26% (c) (d) (Cost $39,816,650)	39,816,650	39,816,650

Cash Equivalents 1.9%
Cash Management QP Trust, 5.06% (c) (Cost $4,811,324)				4,811,324	4,811,324
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,151,790)				115.7	294,577,932
Other Assets and Liabilities, Net				(15.7)	(40,026,486)

Net Assets				100.0	254,551,446

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2007 amounted to $38,828,562 which is 15.3% of net assets.
(b)				At October 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At October 31, 2007, open futures contract purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	12/21/2007	67	5,483,452	5,576,410	92,958

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007